April 4, 2011

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549-8629

Subject:        Nationwide Life Insurance Company
      SEC File No. 333-49112
                      CIK No. 0001127203

Ladies and Gentlemen:

On behalf of the registrant, please accept this filing of Post-Effective Amendment No. 14 to the Registration Statement on Form S-1 for the offering of guaranteed term options (GTOs) with a market value adjustment feature.

The purpose of this filing is to update all financial information as required by Form S-1.  Other changes have also been made with the intent of clarifying the disclosure.  These changes are noted in the electronic redlined copies.  The materiality of the disclosure changes is consistent with the materiality of changes that would be filed pursuant to Rule 485(b).

We respectfully request an effective date of April 29, 2011.  Please call me at (614) 677-6123 with your questions or comments.

Sincerely,

/s/ Benjamin Mischnick

Benjamin Mischnick
Senior Counsel
Nationwide Life Insurance Company

cc:           File